John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 85.7% (58.9% of Total investments)		$778,441,900
(Cost $541,094,555)
Communication services 3.0%		27,287,787
Diversified telecommunication services 3.0%
AT&T, Inc.	550,000	14,025,000
Verizon Communications, Inc. (A)	249,160	13,262,787
Consumer staples 1.2%		11,107,800
Tobacco 1.2%
Philip Morris International, Inc.	108,000	11,107,800
Energy 13.1%		118,898,085
Oil, gas and consumable fuels 13.1%
BP PLC, ADR (A)(B)	845,450	26,141,314
DT Midstream, Inc.	90,000	4,653,000
Enbridge, Inc. (A)(B)	347,106	14,672,171
Equitrans Midstream Corp. (A)	420,000	3,406,200
Kinder Morgan, Inc.	1,105,000	19,182,800
ONEOK, Inc.	305,000	18,507,400
The Williams Companies, Inc. (A)(B)	1,080,000	32,335,200
Financials 6.7%		60,686,981
Banks 4.3%
Huntington Bancshares, Inc. (A)(B)	1,000,000	15,060,000
PacWest Bancorp (A)(B)	309,459	14,368,181
Umpqua Holdings Corp.	480,000	9,734,400
Capital markets 2.4%
Ares Management Corp., Class A	270,000	21,524,400
Utilities 61.7%		560,461,247
Electric utilities 28.3%
Alliant Energy Corp.	360,000	21,549,600
American Electric Power Company, Inc. (A)(B)	375,000	33,900,000
Duke Energy Corp. (A)(B)	270,000	28,366,200
Entergy Corp. (A)(B)	218,000	24,365,860
Eversource Energy (A)(B)	273,227	24,451,084
Exelon Corp.	195,000	11,300,250
FirstEnergy Corp. (A)(B)	510,000	21,399,600
OGE Energy Corp. (A)(B)	610,000	23,131,200
Pinnacle West Capital Corp.	50,000	3,480,500
PPL Corp.	775,000	23,002,000
The Southern Company (A)(B)	405,000	28,143,450
Xcel Energy, Inc. (A)	207,000	14,419,620
Gas utilities 3.3%
Spire, Inc. (A)(B)	235,000	15,491,200
UGI Corp. (A)(B)	310,000	14,058,500
Independent power and renewable electricity producers 3.0%
NextEra Energy Partners LP	125,000	9,402,500
The AES Corp. (A)	800,000	17,744,000
Multi-utilities 27.1%
Algonquin Power & Utilities Corp.	275,000	12,850,750
Ameren Corp. (A)(B)	330,000	29,284,200
Black Hills Corp. (A)(B)	394,775	26,742,059
CenterPoint Energy, Inc. (A)	1,335,923	37,886,774
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (A)	190,000	$15,325,400
Dominion Energy, Inc.	281,000	28,667,620
DTE Energy Company (A)(B)	180,000	21,677,400
National Grid PLC, ADR	201,583	14,753,860
NiSource, Inc.	950,000	27,721,000
Public Service Enterprise Group, Inc.	275,000	18,295,750

Sempra Energy	94,462	13,050,870
Preferred securities 34.5% (23.7% of Total investments)		$313,409,810
(Cost $300,215,521)
Communication services 2.6%		23,230,308
Media 1.4%
ViacomCBS, Inc., 5.750%	215,000	12,551,700
Wireless telecommunication services 1.2%
Telephone & Data Systems, Inc., 6.625% (A)	410,400	10,678,608
Energy 0.6%		5,577,600
Oil, gas and consumable fuels 0.6%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (A)	210,000	5,577,600
Financials 9.8%		88,979,151
Banks 6.0%
Bank of America Corp., 7.250%	7,000	9,856,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	210,854	5,655,104
Fifth Third Bancorp, 6.000% (A)	400,000	10,240,000
First Republic Bank, 4.000% (A)	332,000	7,320,600
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (A)	188,000	4,810,920
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	40,000	1,012,800
Wells Fargo & Company, 7.500%	11,000	15,665,210
Capital markets 1.9%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	220,000	5,997,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)	395,862	10,719,943
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	662,500
Insurance 1.9%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (A)	164,125	4,513,438
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	9,894,436
Brighthouse Financial, Inc., 6.600% (A)	100,000	2,631,000
Health care 1.2%		11,058,600
Health care equipment and supplies 1.2%
Becton, Dickinson and Company, 6.000%	210,000	11,058,600
Utilities 20.3%		184,564,151
Electric utilities 11.2%
American Electric Power Company, Inc., 6.125%	300,000	15,924,000
Duke Energy Corp., 5.750% (A)	200,000	5,346,000
NextEra Energy, Inc., 5.279%	115,000	5,863,850
NextEra Energy, Inc., 6.219%	450,000	23,125,500
PG&E Corp., 5.500%	105,000	12,674,550
SCE Trust II, 5.100% (A)	636,625	15,979,288
The Southern Company, 6.750%	435,000	23,185,500
Gas utilities 2.3%
South Jersey Industries, Inc., 8.750%	200,000	10,736,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Gas utilities (continued)
Spire, Inc., 5.900% (A)	219,650	$5,825,118
Spire, Inc., 7.500%	91,500	4,424,940
Independent power and renewable electricity producers 0.9%
The AES Corp., 6.875%	90,000	8,194,500
Multi-utilities 5.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (A)	200,000	5,348,000
DTE Energy Company, 6.250%	284,000	14,441,400
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	210,000	5,344,500
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)	250,000	6,767,500
NiSource, Inc., 7.750%	177,300	20,185,605
Sempra Energy, 5.750% (A)	45,000	1,197,900

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 23.4% (16.1% of Total investments)				$212,761,322
(Cost $206,265,274)
Consumer discretionary 2.1%				19,274,850
Automobiles 2.1%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30	10,750,000	12,080,850
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28	6,600,000	7,194,000
Financials 16.5%				149,674,948
Banks 11.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(B)(C)	5.875	03-15-28	10,025,000	10,601,438
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (C)	7.375	08-19-25	13,000,000	14,537,900
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (C)	6.000	07-06-23	13,000,000	13,162,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)	6.375	04-06-24	13,500,000	13,837,500
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(C)	5.625	07-01-25	5,000,000	5,381,000
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(C)	5.625	07-15-30	5,000,000	5,613,600
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (C)	5.700	04-15-23	3,000,000	3,015,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(C)	6.750	02-01-24	3,999,000	4,281,729
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(C)	7.500	06-27-24	11,500,000	12,479,570
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (C)	8.000	08-10-25	8,624,000	9,712,780
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (A)(B)(C)	4.100	02-15-31	9,000,000	8,497,980
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (C)	5.900	06-15-24	2,000,000	2,050,000
Capital markets 0.8%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (C)	5.375	06-01-25	6,400,000	6,873,600
Consumer finance 2.0%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (C)	3.550	09-15-26	10,500,000	10,053,750
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (C)	6.125	06-23-25	7,200,000	7,769,232
Insurance 2.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (C)	6.000	06-01-25	6,500,000	6,938,750
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (C)	5.875	03-15-28	1,000,000	$1,103,244
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)	7.000	05-13-25	13,975,000	13,765,375
Utilities 4.8%				43,811,524
Electric utilities 1.5%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (C)	5.000	12-15-26	3,952,000	3,936,903
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-15-26	9,500,000	9,636,563
Independent power and renewable electricity producers 1.2%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (C)(D)	7.000	12-15-26	5,000,000	4,975,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	5,500,000	5,706,250
Multi-utilities 2.1%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (C)	6.125	09-01-23	10,750,000	10,993,058
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (C)	4.350	01-15-27	8,500,000	8,563,750

	Par value^	Value
Short-term investments 1.8% (1.3% of Total investments)		$16,715,000
(Cost $16,715,000)
Repurchase agreement 1.8%		16,715,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $16,715,000 on 2-1-22, collateralized by $17,188,800 U.S. Treasury Notes, 0.875% - 1.000% due 1-31-24 to 7-31-28 (valued at $17,049,347)	16,715,000	16,715,000

Total investments (Cost $1,064,290,350) 145.4%	$1,321,328,032
Other assets and liabilities, net (45.4%)	(412,586,084)
Total net assets 100.0%	$908,741,948

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-22 was $509,557,358. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $313,078,609.
(B)	All or a portion of this security is on loan as of 1-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Mar 2022	$(126,601,966)	$(125,409,375)	$1,192,591
						$1,192,591
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(1,726,934)	$(1,726,934)
								—	$(1,726,934)	$(1,726,934)

(a)	At 1-31-22, the 3 month LIBOR was 0.309%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$778,441,900	$778,441,900	—	—
Preferred securities
Communication services	23,230,308	23,230,308	—	—
Energy	5,577,600	5,577,600	—	—
Financials	88,979,151	88,979,151	—	—
Health care	11,058,600	11,058,600	—	—
Utilities	184,564,151	179,219,651	$5,344,500	—
Corporate bonds	212,761,322	—	212,761,322	—
Short-term investments	16,715,000	—	16,715,000	—
Total investments in securities	$1,321,328,032	$1,086,507,210	$234,820,822	—
Derivatives:
Assets
Futures	$1,192,591	$1,192,591	—	—
Liabilities
Swap contracts	(1,726,934)	—	$(1,726,934)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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